Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
REVENUES:
Application development services		$ 20,323,422	$ 21,985,214	$ 15,720,676
Consulting and technical support services		4,555,352	3,797,354	3,307,662
Subscription services		936,913	881,443	1,066,720
Trading revenue		6,277,141
Total revenues		32,092,828	26,664,011	20,095,058
COST OF REVENUES
Cost of application development services		12,785,491	15,320,446	12,553,556
Cost of consulting and technical support services		2,198,310	1,803,239	1,339,133
Cost of subscription services		156,113	147,631	137,658
Cost of trading revenue		6,237,601
Total cost of revenues		21,377,515	17,271,316	14,030,347
GROSS PROFIT		10,715,313	9,392,695	6,064,711
OPERATING EXPENSES
Sales and marketing		2,775,526	2,675,028	3,562,425
General and administrative		6,004,186	5,559,426	5,945,576
Provision for doubtful accounts		1,100,606	191,148	3,293,600
Research and development		2,611,742	2,780,944	2,163,658
Share based compensation		6,335,246	1,473,976	2,351,890
Total operating expenses		18,827,306	12,680,522	17,317,149
OPERATING LOSS		(8,111,993)	(3,287,827)	(11,252,438)
OTHER (EXPENSE) INCOME
Other (expense) income		(36,881)	106,026	252,109
Gain from disposition of a subsidiary		714
Change in fair value of convertible debt		(1,508,229)	(15,258,333)
Total other (expense) income		(1,544,396)	(15,152,307)	252,109
LOSS BEFORE INCOME TAXES		(9,656,389)	(18,440,134)	(11,000,329)
INCOME TAX BENEFITS		(173,941)	(80,532)	(213,347)
NET LOSS		(9,482,448)	(18,359,602)	(10,786,982)
Less: loss attributable to non-controlling interests		(141,106)	(105,945)	(145)
NET LOSS ATTRIBUTABLE TO POWERBRIDGE		(9,341,342)	(18,253,657)	(10,786,837)
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment		1,880,131	809,672	(101,857)
COMPREHENSIVE LOSS		(7,602,317)	(17,549,930)	(10,888,839)
Less: comprehensive loss attributable to non-controlling interest		(145,516)	(112,103)	(144)
COMPREHENSIVE LOSS ATTRIBUTABLE TO POWERBRIDGE		$ (7,456,801)	$ (17,437,827)	$ (10,888,695)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES *
Basic and diluted (in Shares)	[1]	49,264,375	16,150,065	8,388,481
LOSS PER SHARE
Basic and diluted (in Dollars per share)		$ (0.19)	$ (1.13)	$ (1.29)

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split on August 18, 2018 and February 10, 2019.